Redeemable noncontrolling interests (Schedule of carrying amount of redeemable noncontrolling interests) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Balance as of January 1	¥ 0	$ 0	¥ 0
Capital contribution from redeemable noncontrolling interests	90,000	12,963
Issuance of subsidiary shares	(34)	(5)	0
Accretion on redeemable noncontrolling interests	106	15	0
Balance as of December 31	¥ 90,072	$ 12,973	¥ 0	¥ 0